Short term loans (Details Narrative)	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2017 USD ($)
Short Term Loans
Short term loan principal amount			$ 218	$ 364
Interest on loan per annum				0.018
Interest Description			The loans had interest at 2% per month and carried a commitment fee of 5
Vendor Take Back payment	$ 1,630,000
[Vendor Take Back]		$ 3,450,000